Disposition of a subsidiary (Tables)	12 Months Ended
Aug. 31, 2022
Disposition of a Subsidiary [Abstract]
Schedule of classes of assets and liabilities held for sale
	As of August 31,
	2021	2022	2022
	RMB	RMB	US$
Carrying amounts of major classes of assets held for sale:
Cash and cash equivalents	2,476	110,893	16,097
Restricted cash	342,971	-	-
Short-term investments	13,000	-	-
Property and equipment, net	36,955	14,090	2,045
Total assets of disposal group	395,402	124,983	18,142

Carrying amounts of major classes of liabilities held for sale:
Accrued expenses and other current liabilities	855,445	1,715,531	249,024
Income taxes payable	48,216	39,116	5,678
Prepayments from customers	2,787,686	2,517,556	365,446
Amounts due to related parties	1,205	-	-
Short-term loans	498,574	464,343	67,404
Long-term loans, current portion	112,500	221,570	32,163
Long-term loans	135,000	-	-
Other non-current liabilities	45,727	-	-

Total liabilities of disposal group	4,484,353	4,958,116	719,715

Schedule of major classes of operations classified as discountinued operations
	For the years ended August 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Net revenues	3,438,880	3,423,410	196,406	28,510
Cost of revenues	(2,169,739)	(2,093,743)	(257,013)	(37,308)
Gross profit	1,269,141	1,329,667	(60,607)	(8,798)

Operating expenses:
Selling and marketing	820,210	930,030	231,655	33,627
General and administrative	670,114	5,199,486	417,187	60,559
Total operating expenses	1,490,324	6,129,516	648,842	94,186
Operating income/(loss)	(221,183)	(4,799,849)	(709,449)	(102,984)

Interest income	35,310	3,765	699	101
Interest expense	(44,743)	(46,967)	(51,419)	(7,465)
Other income	93,894	99,335	4,504	654
Other expense	(453,391)	(135,239)	(27,214)	(3,950)
Foreign exchange gain/(loss)	(4,404)	4,950	2	-
Income/(loss) before income tax and share of net income/(loss) from equity investees	(594,517)	(4,874,005)	(782,877)	(113,644)
Income tax (expense)/benefit	37,785	(30,870)	192	28
Income/(loss) before share of net loss from equity investees	(556,732)	(4,904,875)	(782,685)	(113,614)
Share of net loss from equity investees	(17,977)	(10,705)	-	-
Net (loss)/income from discontinuing operations	(574,709)	(4,915,580)	(782,685)	(113,614)